Taxation - Schedule of Unrecognized Tax Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Income Tax Disclosure [Abstract]
Beginning balance	$ 4,297	26,659	17,379
Additions based on tax positions related to current year	751	4,662	16,514
Decreases based on tax positions related to prior years	(2,264)	(14,047)	(7,234)
Ending balance	$ 2,784	17,274	26,659